Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related party transactions	Related party transactions
Members of the Executive Board and Leadership Team
For each of the periods presented, the following compensation was granted to the members of the Leadership Team of the Company and were recognized as expense:

	Year ended December 31,
(in thousands of euro)	2022	2023	2024
Personnel expenses and other short-term employee benefits	2,176	2,856	3,835
Extra pension benefits	43	33	166
Share-based compensation	1,989	2,081	2,302
Advisory fees	661	471	—
Executive Committee members compensation	4,869	5,441	6,303
As of December 31, 2024, four of the members of the Executive Committee were also members of the Managing Board, compared with two in 2023.
Hervé Brailly, Chairman of the Supervisory Board in 2023, was Chairman of the Executive Board from 1 January 2024 until he was replaced by Jonathan Dickinson on 1 November 2024.
Calculation of share-based compensation is detailed in Note 11.b.
Members of the Supervisory Board
The Company recognized a provision of €310 thousand for attendance fees (jetons de presence) relating to the year ended December 31, 2024 which should be paid in 2025. This amount includes the compensation for the Chairman of the Supervisory Board. The company recognized a provision of €348 thousand and €353 thousand as of December 31, 2022 and 2023, respectively.
Related parties
Novo Nordisk A/S is a shareholder and has entered into three licensing agreements with the Company for the drug candidates lirilumab, monalizumab and avdoralimab. Under the terms of the agreements, the Company will pay milestones and royalties on sales of these drug candidates.
At 31 December 2024, 2023 and 2022, respectively, the Company had no recognised debt to Novo Nordisk A/S.
AstraZeneca is a shareholder and is related to the Company through several collaboration and option licensing or license agreements for different drug candidates (monalizumab, avdoralimab, IPH5201). The payments between the two companies as well as the liabilities and receivables as of 31 December 2024 are as follows:

	As of December 31, 2024
(in thousands of euros)	Payments	Assets/Liabilities
Collection (AstraZeneca towards the Company) / Receivables	2,637	721
Payments (the Company towards AstraZeneca) / Liabilities	(8,687)	(1,932)
Total	(6,050)	(1,211)

Subsidiaries
The business relationships between the Company and its subsidiary Innate Pharma Inc are governed by intra-group agreements, conducted at standard conditions on an arm’s length basis.